UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           --------------------------------------------------------
Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           237 Park Avenue, Suite 900
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-838-0870
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Gulbir Madan           New York, New York               2/14/00
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



         ----------             --------------------------

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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $175,909
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


       1                                    Neptune Capital Management, L.L.C.
    ------            -------             -----------------------------------
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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALLIANCE SEMICONDUCTOR CORP       COM            018778100   12,509  749,600 SH       SHARED-DEFINED  1             749,600
-----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                     CL A           111320107    5,802   21,300 SH       SHARED-DEFINED  1              21,300
-----------------------------------------------------------------------------------------------------------------------------------
SIPEX CORP                        COM            829909100    5,775  235,100 SH       SHARED-DEFINED  1             235,100
-----------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP                        COM            049513104    3,991  135,000 SH       SHARED-DEFINED  1             135,000
-----------------------------------------------------------------------------------------------------------------------------------
SMARTDISK CORP                    COM            83169Q105    1,719   52,500 SH       SHARED-DEFINED  1              52,500
-----------------------------------------------------------------------------------------------------------------------------------
RAMBUS INC DEL                    COM            750917106    1,686   25,000 SH       SHARED-DEFINED  1              25,000
-----------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC             COM            552715104    1,103   90,000 SH       SHARED-DEFINED  1              90,000
-----------------------------------------------------------------------------------------------------------------------------------
CIRRUS LOGIC CORP                 COM            172755100      692   52,000 SH       SHARED-DEFINED  1              52,000
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO               COM            923436109    9,017   63,000 SH       SHARED-DEFINED  1              63,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMTOUCH SOFTWARE LTD            ORD            M25596103    3,123   64,300 SH       SHARED-DEFINED  1              64,300
-----------------------------------------------------------------------------------------------------------------------------------
CLARENT CORP DEL                  COM            180461105    2,099   27,000 SH       SHARED-DEFINED  1              27,000
-----------------------------------------------------------------------------------------------------------------------------------
CBT GROUP PLC ADRS              SPON ADR NEW     124853300    1,675   50,000 SH       SHARED-DEFINED  1              50,000
-----------------------------------------------------------------------------------------------------------------------------------
ASPEC TECHNOLOGY INC              COM            045233103      679  135,000 SH       SHARED-DEFINED  1             135,000
-----------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC              COM            757209101    5,325   30,000 SH       SHARED-DEFINED  1              30,000
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                         COM            885535104    2,679   57,000 SH       SHARED-DEFINED  1              57,000
-----------------------------------------------------------------------------------------------------------------------------------
PARADYNE NETWORKS INC             COM            69911G107    2,671   98,000 SH      SHARED-DEFINED   1              98,000
-----------------------------------------------------------------------------------------------------------------------------------
VIXEL CORP DEL                    COM            928552108    1,594   35,787 SH       SHARED-DEFINED  1              35,787
-----------------------------------------------------------------------------------------------------------------------------------
PSINET INC                        COM            74437C101    8,472  137,200 SH       SHARED-DEFINED  1             137,200
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY DIGITAL INC               CL A           530436104    5,495   74,000 SH       SHARED-DEFINED  1              74,000
-----------------------------------------------------------------------------------------------------------------------------------
WEBVAN GROUP INC                  COM            94845V103    2,310  140,000 SH       SHARED-DEFINED  1             140,000
-----------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS INC         COM            302088109    2,309   26,000 SH       SHARED-DEFINED  1              26,000
-----------------------------------------------------------------------------------------------------------------------------------
NET2PHONE                         COM            64108N106    2,297   50,000 SH       SHARED-DEFINED  1              50,000
-----------------------------------------------------------------------------------------------------------------------------------
ZIFF-DAVIS INC                    ZDNET          989511209    2,100   100,000 SH      SHARED-DEFINED  1             100,000
-----------------------------------------------------------------------------------------------------------------------------------
INSWEB CORP                       COM            45809K103    1,841    72,000 SH      SHARED-DEFINED  1              72,000
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107   14,596   117,000 SH      SHARED-DEFINED  1             117,000
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                       COM            879664100    7,170   111,700 SH      SHARED-DEFINED  1             111,700
-----------------------------------------------------------------------------------------------------------------------------------
COVAD COMMUNICATIONS GROUP        COM            222814204    5,034    90,000 SH      SHARED-DEFINED  1              90,000
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL TELESYSTEMS GROUP          COM            37936U104    4,865    29,108 SH      SHARED-DEFINED  1              29,108
-----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                        COM            171779101    3,335    58,000 SH      SHARED-DEFINED  1              58,000
-----------------------------------------------------------------------------------------------------------------------------------
VIATEL INC                        COM            925529208    2,510    46,800 SH      SHARED-DEFINED  1              46,800
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                         COM            001957109    2,287    45,000 SH      SHARED-DEFINED  1              45,000
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK PLUS CORP                 COM            64122D506    2,037    97,000 SH      SHARED-DEFINED  1              97,000
-----------------------------------------------------------------------------------------------------------------------------------
NIPPON TELEG & TEL            SPONSORED ADR      654624105    1,034    12,000 SH      SHARED-DEFINED  1              12,000
-----------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC              COM            827056102    7,217   745,000 SH      SHARED-DEFINED  1             745,000
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC              COM            866810104    5,576    72,000 SH      SHARED-DEFINED  1              72,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION INTELLIGENCE NEW    COM            20338K106    2,492   302,000 SH      SHARED-DEFINED  1             302,000
-----------------------------------------------------------------------------------------------------------------------------------
VISX INC DEL                      COM            92844S105    2,588    50,000 SH      SHARED-DEFINED  1              50,000
-----------------------------------------------------------------------------------------------------------------------------------
SAUL CTRS INC                     COM            804395101      563    40,000 SH      SHARED-DEFINED  1              40,000
-----------------------------------------------------------------------------------------------------------------------------------
MATTHEWS STUDIO EQUIP GROUP       COM            577140106      269    86,000 SH      SHARED-DEFINED  1              86,000
-----------------------------------------------------------------------------------------------------------------------------------
PC-TEL INC                        COM            693250105    1,260    24,000 SH      SHARED-DEFINED  1              24,000
-----------------------------------------------------------------------------------------------------------------------------------
EURO909 COM A S               SPONSORED ADR      298737107    8,965   326,000 SH      SHARED-DEFINED  1             326,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET INITIATIVE JAPAN INC SPONSORED ADR      46059T109    1,691    17,400 SH      SHARED-DEFINED  1              17,400
-----------------------------------------------------------------------------------------------------------------------------------
SONERA CORPORATION PLC        SPONSORED ADR      835433202    6,233    90,000 SH      SHARED-DEFINED  1              90,000
-----------------------------------------------------------------------------------------------------------------------------------
ERICSSON L M TEL CO.          ADR CL B SEK10     294821400    2,956    45,000 SH      SHARED-DEFINED  1              45,000
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD               COM            G3921A100    2,000    40,000 SH      SHARED-DEFINED  1              40,000
-----------------------------------------------------------------------------------------------------------------------------------
INTELECT COMMUNICATIONS INC       COM            458144102    1,416 1,030,000 SH      SHARED-DEFINED  1           1,030,000
-----------------------------------------------------------------------------------------------------------------------------------
PHILLIP MORRIS COS INC            COM            718154107      621    27,000 SH      SHARED-DEFINED  1              27,000
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK PLUS CORP                 COM            64122D506    1,293    75,000 SH CALL SHARED-DEFINED  1              75,000
-----------------------------------------------------------------------------------------------------------------------------------
COBALT NETWORKS INC               COM            19074R101      488     4,500 SH      SHARED-DEFINED  1               4,500
-----------------------------------------------------------------------------------------------------------------------------------
EXCEL TECHNOLOGY INC              COM            30067T103      450    25,100 SH      SHARED-DEFINED  1              25,000
-----------------------------------------------------------------------------------------------------------------------------------

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